Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]

Condensed Statement of Income

in € m.	2018	2017	2016
Interest income, excluding dividends from subsidiaries	16,326	15,339	14,247
Dividends received from subsidiaries:
Bank subsidiaries	2,511	1,185	1,042
Nonbank subsidiaries	2,064	1,962	2,935
Interest expense	9,700	9,575	7,947
Net interest and dividend income	11,201	8,912	10,278
Provision for credit losses	102	675	872
Net interest and dividend income after provision for credit losses	11,099	8,237	9,406
Noninterest income:
Commissions and fee income	3,223	3,721	4,145
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	1,436	2,789	1,791
Other income (loss)[1]	(344)	(744)	(606)
Total noninterest income	4,315	5,766	5,330
Noninterest expenses:
Compensation and benefits	4,921	5,123	5,137
General and administrative expenses	6,070	6,347	7,524
Services provided by (to) affiliates, net	1,670	1,426	1,263
Impairment of goodwill and other intangible assets	0	6	14
Total noninterest expenses	12,661	12,902	13,938
Income (loss) before income taxes	2,753	1,101	797
Income tax expense (benefit)	(122)	(90)	161
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	2,875	1,191	636

[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income (in 2017 and 2016 on financial assets available for sale) and impairments/write-ups on investments in subsidiaries.

Condensed Statement of Comprehensive Income

in € m.	2018	2017	2016
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	2,875	1,191	636
Other comprehensive income (loss), net of tax	102	(2,486)	360
Total comprehensive income (loss), net of tax	2,977	(1,295)	996

Condensed Balance Sheet (Parent Company only) [text block table]

Condensed Balance Sheet

in € m.	Dec 31, 2018	Dec 31, 2017
Assets:
Cash and central bank balances:	140,841	176,661
Interbank balances (w/o central banks):
Bank subsidiaries	19,543	27,110
Other	5,037	5,801
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	1,135	4,170
Nonbank subsidiaries	39,415	36,287
Other	8,454	10,497
Financial assets at fair value through profit or loss:
Bank subsidiaries	5,573	6,508
Nonbank subsidiaries	3,973	5,010
Other	492,156	550,182
Financial assets at fair value through other comprehensive income	38,450	0
Financial assets available for sale	0	28,441
Investments in associates	288	290
Investment in subsidiaries:
Bank subsidiaries	20,155	12,242
Nonbank subsidiaries	28,117	36,170
Loans:
Bank subsidiaries	31,393	37,974
Nonbank subsidiaries	47,156	52,687
Other	150,153	151,912
Other assets:
Bank subsidiaries	3,352	1,480
Nonbank subsidiaries	16,427	11,145
Other	77,570	90,263
Total assets	1,129,187	1,244,828
Liabilities and equity:
Deposits:
Bank subsidiaries	64,413	81,504
Nonbank subsidiaries	19,745	20,562
Other	287,444	307,162
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	654	640
Nonbank subsidiaries	35,587	29,129
Other	7,491	16,766
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	5,078	5,423
Nonbank subsidiaries	2,461	2,531
Other	378,940	439,264
Other short-term borrowings:
Bank subsidiaries	158	195
Nonbank subsidiaries	2,414	424
Other	13,672	17,766
Other liabilities:
Bank subsidiaries	1,447	851
Nonbank subsidiaries	10,020	8,067
Other	100,413	107,830
Long-term debt	134,872	144,998
Total liabilities	1,064,808	1,183,113
Total shareholders’ equity	59,704	57,039
Additional equity components	4,675	4,675
Total equity	64,379	61,715
Total liabilities and equity	1,129,187	1,244,828

Condensed Statement of Cash Flows (Parent Company only) [text block table]

Condensed Statement of Cash Flows

in € m.	2018	2017	2016
Net cash provided by (used in) operating activities	(47,850)	40,931	25,873
Cash flows from investing activities:
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	11,592	N/A	N/A
Maturities of financial assets at fair value through other comprehensive income	23,572	N/A	N/A
Sale of debt securities held to collect at amortized cost	93	N/A	N/A
Maturities of debt securities held to collect at amortized cost	58	N/A	N/A
Sale of financial assets available for sale	N/A	7,627	22,205
Maturities of financial assets available for sale	N/A	3,433	4,530
Maturities of securities held to maturity	N/A	0	0
Sale of equity method investments	5	65	12
Sale of property and equipment	13	39	8
Purchase of:
Financial assets at fair value through other comprehensive income	(34,586)	N/A	N/A
Debt Securities held to collect at amortized cost	(129)	N/A	N/A
Financial assets available for sale	N/A	(9,741)	(15,150)
Securities held to maturity	N/A	0	0
Investments in associates	0	0	(11)
Property and equipment	(212)	(261)	(284)
Net change in investments in subsidiaries	289	(2,222)	(1,619)
Other, net	(1,024)	(1,129)	(1,360)
Net cash provided by (used in) investing activities	(329)	(2,189)	8,331
Cash flows from financing activities:
Issuances of subordinated long-term debt	10	865	792
Repayments and extinguishments of subordinated long-term debt	(253)	(45)	(102)
Issuances of trust preferred securities	0	0	1
Repayments and extinguishments of trust preferred securities	0	0	(2)
Common shares issued	0	8,037	0
Purchases of treasury shares	(4,119)	(7,912)	(5,256)
Sale of treasury shares	3,925	7,471	4,979
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(123)	(149)	(129)
Sale of Additional Equity Components (AT1)	120	160	124
Coupon on additional equity components, pre tax	(315)	(335)	(333)
Cash dividends paid	(227)	(392)	0
Net cash provided by (used in) financing activities	(982)	7,700	74
Net effect of exchange rate changes on cash and cash equivalents	1,243	(3,499)	187
Net increase (decrease) in cash and cash equivalents	(47,918)	42,943	34,465
Cash and cash equivalents at beginning of period	187,759	144,816	110,351
Cash and cash equivalents at end of period	139,841	187,759	144,816
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	(224)	258	(974)
Interest paid	9,793	9,563	7,871
Interest received	19,660	15,308	14,346
Dividends received	2,957	4,098[1]	1,800[1]
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	127,871	175,463	119,213
Interbank balances (w/o central banks)	11,970	12,296	25,603
Total	139,841	187,759	144,816

[1]Prior year data adjusted due to refinement in the methodology.

Parent Company Long-Term Debt (Parent Company only) [text block table]

Parent Company’s Long-Term Debt by Remaining Maturities

By remaining maturities	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due after 2023	Total Dec 31, 2018	Total Dec 31, 2017
in € m.
Senior debt:
Bonds and notes:
Fixed rate	13,916	7,502	14,632	6,227	5,960	13,815	62,053	59,517
Floating rate	8,061	4,540	5,339	3,553	2,321	6,844	30,658	33,142
Subordinated debt
Bonds and notes:
Fixed rate	3,239	1,135	0	0	0	2,858	7,232	9,769
Floating rate	0	180	0	0	1,202	476	1,858	1,934
Other	20,809	2,206	1,324	490	838	7,404	33,072	40,636
Total long-term debt	46,025	15,563	21,295	10,271	10,321	31,396	134,872	144,998